PROSPECTUS SUPPLEMENT                         File No. 333-13621
(TO PROSPECTUS DATED OCTOBER 22, 1996)        Filed Pursuant to  Rule 424(b)(3)
                                              Under the Securities Act of 1933


                          ----------------------------
                          SPARTA PHARMACEUTICALS, INC.
                          ----------------------------


                  On October 7, 1996, Sparta Pharmaceuticals, Inc., a Delaware corporation (the "Company"), filed with the Securities and Exchange Commission (the "Commission") a Registration Statement on Form S-3 (Registration No. 333-13621) (the "Registration Statement") relating to the offer by certain securityholders named in the Registration Statement (collectively, the "Selling Securityholders") for sale to the public of, among other things, (i) 11,309,822 shares of the Company's Common Stock, $.001 par value ("Common Stock"), issuable upon the conversion of then outstanding shares of the Company's Series B' Convertible Preferred Stock, $.001 par value ("Series B' Preferred Stock") and
(ii) pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended, an indeterminable number of shares of Common Stock that may be issued pursuant to anti-dilution and other similar provisions of the Series B' Preferred Stock. The Registration Statement was declared effective on October 22, 1996. Defined terms used but not otherwise defined herein shall have the meanings ascribed thereto in the Registration Statement and in the Prospectus dated October 22, 1996 contained therein (the "Prospectus"). This Prospectus Supplement should be read in conjunction with the Prospectus.

                  The Certificate of Designations of Series B' Convertible Preferred Stock filed by the Company with the Secretary of State of Delaware sets forth the voting and other powers, preferences and relative participating, optional or other rights of the shares of Series B' Preferred Stock and the qualifications, limitations and restrictions thereof (the "Certificate"). The Certificate provided that each share of Series B' Preferred Stock initially could be converted at the option of the holder at any time after the issuance date into 6.666667 shares of Common Stock at a conversion price (the "Conversion Price") equal to $1.50, subject to adjustment under certain circumstances. The Conversion Price was adjusted on August 23, 1997 (the "Reset Date") because the average closing bid price of the Common Stock for the thirty consecutive trading days immediately preceding the Reset Date was less than 130% of the then applicable Conversion Price (the "Reset Event"). As a result of the Reset Event, the Conversion Price was reduced to equal 50% of the then applicable Conversion Price and, from and after the Reset Date, each share of Series B' Preferred Stock currently outstanding may be converted into 13.333333 shares of Common Stock at the adjusted Conversion Price of $.75. Accordingly, the Registration Statement shall be deemed to relate to the offer for sale by the Securityholders of an additional 9,386,507 shares of Common Stock issuable upon conversion of currently outstanding shares of Series B' Preferred Stock and an additional 1,131,000 shares of Common Stock issuable upon conversion of the shares of Series B' Preferred Stock issuable upon exercise of the Preferred Stock Warrants.

                  As a result of the Reset Event, the number of shares of Common Stock issuable upon conversion of the Series B' Preferred Stock that continue to be offered by the Selling Securityholders pursuant to the Registration Statement and the Prospectus as reflected under the heading "SELLING SECURITYHOLDERS" was increased 100%. Accordingly, the section entitled "SELLING SECURITYHOLDERS" in the Prospectus is hereby amended and restated to give effect to the Reset Event. In addition, on November 29, 1996, the lock-up agreements described in the Prospectus expired by their terms and those shares subject to the lock-up agreements became eligible for immediate resale on that date. The number of shares reflected below on the amended and restated SELLING SECURITYHOLDERS table includes those shares, but does not include any securities reflected on the original SELLING SECURITYHOLDERS table in the Prospectus that have been resold pursuant to the Offering since the date of the Prospectus.

                  The Common Stock is traded on The NASDAQ SmallCap Market under the symbol "SPTA." On September 12, 1997, the last sale price of the Common Stock was $.625 per share.

                             SELLING SECURITYHOLDERS

                  The following table sets forth as of the date of this Prospectus Supplement (i) the name of each Selling Securityholder, (ii) the number of shares of Common Stock beneficially owned, whether outstanding or issuable, by such holder before the Offering (not including fractional shares for which due Company will pay cash), (iii) the number of shares of Common Stock that may be offered by each Selling Securityholder, (iv) the number of Class C Warrants that may be offered by each Selling Securityholder, and (v) the number and percentage of shares of Common Stock to be owned by each Selling Securityholders upon completion of the Offering. Except as otherwise indicated, each named Selling Securityholder has, to the best of the Company's knowledge, sole voting and investment power with respect to the securities indicated.


                                                                                                                    Percentage of
                                       Number of          Number  of           Number of        Number of Shares    Common
                                       Shares of          Shares of            Class C          of Common           Stock
                                       Common Stock       Common Stock         Warrants that    Stock Owned         Owned after
Name of Selling                        owned prior to     that may be          may be           after the           the
Securityholder                         the Offering(1)    Offered(2)           Offered          Offering(6)         Offering(6)
--------------                         ---------------    ----------           -------          -----------         -----------

Ross David Ain                            26,658            26,658               8,886              -                   *

Vito R. Capotorto                         44,440            44,440              22,220              -                   *

Stephen & Linda Ciaccio                   66,660            66,660              22,220              -                   *
JTWROS

Robert J. Conrads                        133,320           133,320              44,440              -                   *

Robert B. Daly & Marietta                 66,660            66,660              22,220              -                   *
Daly JTWROS

Delaware Charter Guarantee &              66,660            66,660              22,220              -                   *
Trust Co. C/F Anthony G.
Polak IRA

Domaco Venture Capital Fund               66,660            66,660              22,220              -                   *

Isaac R. Dweck                            66,660            66,660              66,660              -                   *

Richard Elkin                             66,660            66,660              22,220              -                   *

Fahnestock & Co., Inc. C/F                66,660            66,660              22,220              -                   *
Ronald M. Lazar IRA

S. Edmond Farber                          66,660            66,660              22,220              -                   *

Clara Glory & George Glory                66,660            66,660              22,220              -                   *
JTWROS

Robert P. Gordon                         106,659           106,659              35,553              -                   *

Stanley Gottlieb & Elaine                 66,660            66,660              22,220              -                   *
Gottlieb JTWROS

Fred Kassner                             133,320           133,320              44,440              -                   *

Edward Justin Kelly                       66,660            66,660              22,220              -                   *




Donald R. Kendall, Jr. & Diane            39,978            39,978              13,326              -                   *
S. Kendall JTWROS

Susan Tauber Lemor                       133,320           133,320              44,440              -                   *

Phil Lifschitz                            43,940            43,940              43,940              -                   *

The Lincoln Fund Tax                      44,440            44,440              44,440              -                   *
Advantaged,  L.P.

Harris R. L. Lydon                        85,425            66,660              22,220            18,765                *

Paulette Tauber Mintz                    133,320           133,320              44,440              -                   *

Nikki Establishment for                  266,658           266,658              88,886              -                   *
Fashion & Marketing
Research

Palmetto Partners, Ltd.                  151,106           151,106              75,553              -                   *

Richard H. Pollak                         66,660            66,660              22,220              -                   *

RHL Associates, L.P.                     133,320           133,320              44,440              -                   *

J.F. Shea Co., Inc., as Nominee          237,772           177,772              88,886            60,000                *
1996-5

Andrew W. Schonzeit                       66,660            66,660              22,220              -                   *

Steven A. Sherman                         39,978            39,978              13,326              -                   *

Michael Siciliano                         44,440            44,440              22,220              -                   *

Martin Sirotkin                           44,440            44,440              44,440              -                   *

Martin Sirotkin Rev. Trust                44,440            44,440                   -              -                   *

Alan & Esti Stahler JTWROS               359,091           142,212              71,106           216,879              2.114%

Gary J. Strauss                           66,660            66,660              22,220              -                   *

Hindy H. Taub                             66,660            66,660              22,220              -                   *

Irwin Tauber                             133,320           133,320              44,440              -                   *

Venturetek, L.P.                         266,652           266,652             133,326              -                   *

Aaron Wolfson                            266,658           266,658              88,886              -                   *

Abraham Wolfson                          266,658           266,658              88,886              -                   *

Morris Wolfson Family                    199,980           199,980              66,660              -                   *
Limited Partnership

Wolfson Equities                         799,980           799,980             266,660              -                   *

Kenton E. Wood                            44,440            44,440              22,220              -                   *

Jonathan M. Young &                       66,660            66,660              22,220              -                   *
Lyudmila Young JTWROS

The Hope Investment Co., Inc.            266,658           266,658              88,886              -                   *


Keys Foundation                          266,658           266,658              88,886              -                   *

Tis Prager                               133,320           133,320              44,440              -                   *

The Bridge Fund N.V.                      66,660            66,660              66,660              -                   *

David C. Hale                            133,320           133,320              44,440              -                   *

Kalman Renov and Ruki D.                 446,166           142,212              71,106           303,954              2.963%
Renov JTWROS (5)

Swan Alley (Nominees)                     86,880            86,880              44,440              -                   *
Limited

Windsor Produce Inc.                      66,660            66,660              22,220              -                   *

Jonathan Rothschild                       66,660            66,660              22,220              -                   *

GHA Management Corporation                44,440            44,440              44,440              -                   *

RL Capital Partners                       66,660            66,660              22,220              -                   *

Marion Talansky                          266,658           266,658              88,886              -                   *

Lillian Tauber                           133,320           133,320              44,440              -                   *

Martin Tauber                            133,320           133,320              44,440              -                   *

Ronald S. Baruch                          64,998            64,998              11,666              -                   *

David J. Bershad                         199,998           199,998              66,666              -                   *

Atrix Ventana Investment and             731,460           731,460             243,820              -                   *
Company, Limited Partnership

Seymour Buehler                           49,998            49,998              16,666              -                   *

Richard B. Chanin                         49,998            49,998              16,666              -                   *

Chesed Congregations of                  399,999           399,999             133,333              -                   *
America

Morris J. Kramer, Trustee, U/A            83,331            83,331              27,777              -                   *
Donald G. Drapkin, Dtd.
11/20/87 F/B/O Matthew
Adam Drapkin

Morris J. Kramer, Trustee, U/A            83,331            83,331              27,777              -                   *
Donald G. Drapkin, Dtd.
11/20/87 F/B/O Dana Gabrielle
Drapkin

Morris J. Kramer, Trustee, U/A            83,331            83,331              27,777              -                   *
Donald G. Drapkin, Dtd.
11/20/87 F/B/O Nicole
Michele Drapkin


Morris J. Kramer, Trustee, U/A            83,331            83,331              27,777              -                   *
Donald G. Drapkin, Dtd.
11/20/87 F/B/O Dustin
Joseph Drapkin

Morris J. Kramer, Trustee, U/A            83,331            83,331              27,777              -                   *
Donald G. Drapkin, Dtd.
10/25/88 F/B/O David Guy
Drapkin

Morris J. Kramer, Trustee, U/A            83,343            83,343              27,781              -                   *
Donald G. Drapkin, Dtd.
7/10/92 F/B/O Amanda Paige
Drapkin

Nathan Eisen & Rose Eisen                 99,999            99,999              33,333              -                   *

Colony Partners                           66,666            66,666              66,666              -                   *

Jerome Fisch                              49,998            49,998              16,666              -                   *

Morris Friedman                           49,998            49,998              16,666              -                   *

Gilbert Goldstein, Paul Shapiro          499,998           499,998             166,666              -                   *
Trust

Jackson Hole Acquisitions                199,998           199,998              66,666              -                   *
Investment L.P.

Robert Klein, M.D. & Myriam              199,998           199,998              66,666              -                   *
Gluck, M.D.

Benjamin Lehrer                           49,998            49,998              16,666              -                   *

Frank J. Lincoln, Jr.                     99,999            99,999              33,333              -                   *

Gene T. Mancinelli                       199,998           199,998              66,666              -                   *

Marathon Agents Profit                    49,998            49,998              16,666              -                   *
Sharing

Michael Marcus                           399,999           399,999             133,333              -                   *

John P. McNiff                           199,998           199,998              66,666              -                   *

Josef Mermelstein                         99,999            99,999              33,333              -                   *

Richard Molinsky                          49,998            49,998              16,666              -                   *

MSI Investments Ltd.                      99,999            99,999              33,333              -                   *

Ruth Peyser                               49,998            49,998              16,666              -                   *

Bruce Pomper IRA                         534,000           534,000             200,000              -                   *

David W. Ruttenberg                       49,998            49,998              16,666              -                   *

Robin Schlaff                             49,998            49,998              16,666              -                   *

Andrew W. Schonzeit                       99,999            99,999              33,333              -                   *


E. Donald Shapiro                         33,332            33,332                   -              -                   *

Aaron Speisman                            49,998            49,998              16,666              -                   *

Herbert Stein and Elaine Stein            16,666            16,666              16,666              -                   *
JTWROS

Hindy H. Taub                             99,999            99,999              33,333              -                   *

Ventana Growth Capital Fund              168,540           168,540              56,180              -                   *
V.L.P

Vivaldi Ltd.                             166,666           166,666             166,666              -                   *

The M & B Weiss Family Ltd.              133,332           133,332                   -              -                   *
Partnership of 1996

Alan Wise & Teri Wise                     49,998            49,998              16,666              -                   *
JTWROS

Richard B. Stone                         199,998           199,998              66,666              -                   *

Heracles Fund                            199,998           199,998              66,666              -                   *

Bruce Slovin                             199,998           199,998              66,666              -                   *

Larich Associates                        150,000           150,000              50,000              -                   *

Patrick M. Kane                           99,999            99,999              33,333              -                   *

Benjamin Bollag                          199,998           199,998              66,666              -                   *

Brynde Berkowitz                          99,999            99,999              33,333              -                   *

Thomas L. Cassidy IRA                     99,999            99,999              33,333              -                   *

Raul Obregon & Cecilia                    99,999            99,999              33,333              -                   *
Obregon, JTWROS

Roberto Gonzalez                          79,999            79,999              33,333              -                   *

Omicron Investment                        99,999            99,999              33,333              -                   *
Corporation

Myron M. Teitelbaum, M.D.                 99,999            99,999              33,333              -                   *

Wayne Suker                               99,999            99,999              33,333              -                   *

Jay Kestenbaum                            99,999            99,999              33,333              -                   *

The 1992 Houston Partnership,             99,999            99,999              33,333              -                   *
L.P.

J. Philip Rosen                           99,999            99,999              33,333              -                   *

Michael Cantor                            99,999            99,999              33,333              -                   *

Roy Schaeffer & Marlena                   99,999            99,999              33,333              -                   *
Schaeffer


Arnold R. Meyer, Trustee of               99,999            99,999              33,333              -                   *
Arnold R. Meyer Estate Trust

Amnon & Caren Barness,                    99,999            99,999              33,333              -                   *
JTWROS

MDBC Capital Corp.                        99,999            99,999              33,333              -                   *

Joel Wolff                                99,999            99,999              33,333              -                   *

Steven Ostrovsky                          99,999            99,999              33,333              -                   *

Dr. Martin Goldman                        99,999            99,999              33,333              -                   *

Albert Milstein                           99,999            99,999              33,333              -                   *

Roslyn Bloom                              49,998            49,998              16,666              -                   *

Dr. Edward L. Steinberg                   49,998            49,998              16,666              -                   *

J.R.K. Financial Corp.                    49,998            49,998              16,666              -                   *

Bernard Cohen                             49,998            49,998              16,666              -                   *

Jonathan E. Rothschild                    49,998            49,998              16,666              -                   *

Roberto Segovia                           49,998            49,998              16,666              -                   *

Chiam Kohanchi                            49,998            49,998              16,666              -                   *

Michael & Nicole Kubin                    49,998            49,998              16,666              -                   *

Alexander & Sharon Roitstein              49,998            49,998              16,666              -                   *

Peter S. Folino                           49,998            49,998              16,666              -                   *

Herbert Hoffner                           49,998            49,998              16,666              -                   *

Sandra Maria Sanchez                      49,998            49,998              16,666              -                   *
Guadarrama

Laura C. Gold                             49,998            49,998              16,666              -                   *

Burton P. Hoffner                         49,998            49,998              16,666              -                   *

Jim Spencer                               24,999            24,999               8,333              -                   *

Elke R. DeRamirez                         19,998            19,998               6,666              -                   *

Armen Partners, L.P.                     166,666           166,666             166,666              -                   *

Bruce Pomper                             399,999           399,999             133,333              -                   *

Alexander Pomper                         339,999           339,999             133,333              -                   *

Sidney Todres                            199,998           199,998              66,666              -                   *

Mova Investments Limited                 199,998           199,998              66,666              -                   *

Ted Koutsoubos                           132,332           132,332              66,666              -                   *

F&T Planning Centers, Inc.                99,999            99,999              33,333              -                   *

Frank Alliots                             33,332            33,332              16,666              -                   *

Geun-Eun Kim                              49,998            49,998              16,666              -                   *

Joseph A. Umbach                          99,999            99,999              33,333              -                   *

Cinco de Mayo, Ltd.                       99,999            99,999              33,333              -                   *

Adams, Leonard J.                         66,666            66,666              33,333              -                   *

Albanese, Sal and Lorraine                69,999            69,999              23,333              -                   *

Ashline Ltd.                             999,999           999,999             333,333              -                   *

Belldegrun, Arie Dr.                     199,998           199,998              66,666              -                   *

Batkin, Alan R.                           99,999            99,999              33,333              -                   *

Bollag, Michael                          199,998           199,998              66,666              -                   *

The Gifford Fund                         499,998           499,998             166,666              -                   *

G.P.S. Fund Limited                       99,999            99,999              33,333              -                   *

Carlos Plancarte G.N., Leonor             49,998            49,998              16,666              -                   *
P. de Marvan, JTWROS

Chopp, Martin                            150,000           150,000              50,000              -                   *

Concordia Partners L.P.                  499,998           499,998             166,666              -                   *

Coney Financial Services                 114,998           114,998              61,666              -                   *

Demeulemeester Weitnauer                  99,999            99,999              33,333              -                   *

Diversified Fund, Ltd.                   399,999           399,999             133,333              -                   *

Scoggin Capital Mgnt L.P.                300,000           300,000             100,000              -                   *

Wang, Emily                               49,998            49,998              16,666              -                   *

The Holding Company                       99,999            99,999              33,333              -                   *

Leland Corporation                        49,998            49,998              16,666              -                   *

Grossman, Peter                           49,998            49,998              16,666              -                   *

Gruber, Stuart                            99,999            99,999              33,333              -                   *

Halevah, Elyse & Erez                     49,998            49,998              16,666              -                   *

Hecht, Thomas O.                          49,998            49,998              16,666              -                   *

Hirschfield, Jack                         24,999            24,999               8,333              -                   *

Jamison, John R.                          30,000            30,000              10,000              -                   *

Kash, Peter and Donna,                    99,999            99,999              33,333              -                   *
JTWROS

AMRAM KASS P.C. Defined                  150,000           150,000              50,000              -                   *
Benefit Pension Plan

Special Equity                           133,332           133,332                   -              -                   *

Koffman, Steven                           49,998            49,998              16,666              -                   *


Kracoff, David and Reva                   49,998            49,998              16,666              -                   *

Needham Capital Group, PLC                49,998            49,998              16,666              -                   *

Lash, Nathaniel & Millicent C.            49,998            49,998              16,666              -                   *
Lash Rev. Trust

Lash, Roger S.                            49,998            49,998              16,666              -                   *

Lemer, Albert                             49,998            49,998              16,666              -                   *

Loeb, John L., Jr.                        49,998            49,998              16,666              -                   *

Markman, Melvin                           99,999            99,999              33,333              -                   *

McNiff, John P.                           99,999            99,999              33,333              -                   *

Nebenzahl, Mechie                         13,333            13,333              13,333              -                   *

Neis, Robert                              49,998            49,998              16,666              -                   *

Newman, Kevin P.                          49,998            49,998              16,666              -                   *

Oberrotman, Alain                         49,998            49,998              16,666              -                   *

Oliveira, Steven M. and                   33,333            33,333              33,333              -                   *
Bernadette JTWROS

Ostrovsky, Paul D. and                    49,998            49,998              16,666              -                   *
Rebecca L.

Plymouth Partners, L.P.                  106,666           106,666             106,666              -                   *

The Zabludowicz Trust                    199,998           199,998              66,666              -                   *

EDJ Limited                              199,998           199,998              66,666              -                   *

Porter Partners, L.P.                    277,199           277,199             133,333              -                   *

Propp & Company Inc.                      49,998            49,998              16,666              -                   *

Kenton E. Wood                            78,943            49,998              16,666            28,945                *

Rick Steiner Productions, Inc.            62,498            49,998              16,666            12,500                *

Robert E. Spivak Retirement               16,666            16,666              16,666              -                   *
Plan

Robinson, Linda Gosden                    99,999            99,999              33,333              -                   *

M.D. Sabbah                              600,000           600,000             200,000              -                   *

Schwendiman Global Sector                150,000           150,000              50,000              -                   *
Fund  L.P

Silverman, Eugene                         24,999            24,999               8,333              -                   *

Spindel, Neil and Laurie                  99,999            99,999              33,333              -                   *

Stuart, Bruce                            199,998           199,998              66,666              -                   *

The A.M. Group, L.L.C.                    99,999            99,999              33,333              -                   *

Ventana Growth Capital Fund               28,098            28,098               9,366              -                   *
V, LP

Venture Enterprises, Inc.                 49,998            49,998              16,666              -                   *

Whetten, Robert J.                       199,998           199,998              66,666              -                   *

Williams, Esther                         199,998           199,998              66,666              -                   *

Winans, Tim                               49,998            49,998              16,666              -                   *

Zapco Holdings, Inc. Deferred            199,998           199,998              66,666              -                   *
Compensation Plan Trust

Zeff, Kal                                399,999           399,999             133,333              -                   *

Hooker, Kingsley                          45,000            45,000              15,000              -                   *

Amore Perpetuo, Inc.                      33,332            33,332                   -              -                   *

Atrix-Ventana Investment &                71,919            71,919              23,973              -                   *
Co., LP

126736 Canada, Inc.                    2,100,000         2,100,000             700,000              -                   *

Berg, Mark                               249,999           249,999              83,333              -                   *

Churchpark Finance, Ltd.                 199,998           199,998              66,666              -                   *

Cerrone, Gabriel M.                       33,332            33,332              16,666              -                   *

Hanover Associates, LLC                  150,000           150,000              50,000              -                   *

Michael Garnick                          133,332           133,332              66,666              -                   *

Jerry B. Hook, Ph.D. (5)                 411,498           199,998              66,666           211,500              2.028%

Dr. William McCulloch (5)                284,999            99,999              33,333           185,000              1.779%

Ronald H. Spair (5)                      186,999            99,999              33,333            87,000                *

Annie Thomas (3)                          18,745            18,745          -                       -                   *

Christopher Plunkett (3)                   6,458             6,458          -                       -                   *

Thomas J. Yessman (3)                     40,557            40,557          -                       -                   *

Kimberly Braswell (3)                      7,753             7,753          -                       -                   *

Richard Feldman (3)                       12,935            12,935          -                       -                   *

Brian Hagerman (3)                        25,851            25,851          -                       -                   *

John Matthews (3)                         25,851            25,851          -                       -                   *

Quentin Moses (3)                         25,851            25,851          -                       -                   *

Michael Mindlin (3)                       48,482            48,482          -                       -                   *

Americorp Financial Services,            123,616           123,616          -                       -                   *
Inc. (3)

Americorp Securities, Inc. (3)            25,851            25,851          -                       -                   *

L.T. Lawrence (3)                         57,150            57,150          -                       -                   *

Yale University (4)                       23,209            23,209          -                       -                   *

**Lindsay A. Rosenwald (5)             2,271,003         1,605,352          -                    665,651              5.673%

**Michael S. Weiss                       228,906           228,906          -                       -                   *

**Wayne L. Rubin                         221,406           221,406          -                       -                   *

**Joseph Edelman                          42,412            42,412          -                       -                   *

**David Walner                            23,727            23,727          -                       -                   *

**Lauren Youner                            5,001             5,001          -                       -                   *

**Joseph Merback                          27,000            27,000          -                       -                   *

**Blair Foster & Co.                       6,750             6,750          -                       -                   *

**D.H. Blair & Co.                       116,250           116,250          -                       -                   *

**Joseph Fabiani                           1,500             1,500          -                       -                   *

**Propp & Company                            999               999          -                       -                   *

**Deborah Soloman                          9,999             9,999          -                       -                   *

**A. Joseph Rudick, Jr.                    8,751             8,751          -                       -                   *

**Mark Abeshouse                          48,249            48,249          -                       -                   *

**Bernard Gross                           96,792            96,792          -                       -                   *

**Jeffrey Levine                          52,500            52,500          -                       -                   *

**Stephen McDermott                       66,000            66,000          -                       -                   *

**Tim McInerney                          204,938           204,938          -                       -                   *

**Karl Ruggeberg                          38,799            38,799          -                       -                   *

**Scott Katzmann                         118,149           118,149          -                       -                   *

**Peter M. Kash                          366,521           366,521          -                       -                   *

**Martin Kratchman                       100,500           100,500          -                       -                   *

**Dian Griesel                             2,499             2,499           -                       -                  *
                                   -------------        ----------     -----------              ---------
Total                                 36,213,590        34,423,396      11,022,559              1,790,194
----------------------

(1) Represents the aggregate number of shares of Common Stock (i) issuable upon the conversion of the Series B' Preferred Stock, (ii) issuable upon exercise of the Class C Warrants, (iii) issuable upon exercise of any other rights to purchase shares of Common Stock exercisable within 60 days of the date of this Prospectus Supplement,
         (iv) issuable upon exercise of the UPO's, and (v) that are outstanding and beneficially owned by the holder.
(2)      Except where indicated, represents the aggregate number of shares of
         (i) Common Stock issuable upon conversion of the Series B'
         Preferred Stock beneficially owned by each Selling Securityholder, (ii)
         Common Stock issuable upon exercise of the Class C Warrants and/or
         (iii) Common Stock issuable upon exercise of the UPO's.
(3)      Represents shares of Common Stock issuable upon exercise of the UPO's.
(4)      Represents shares of Common Stock held by Yale University.

(5) The Prospectus, as amended by this Prospectus Supplement, covers only those shares of Common Stock underlying the Series B' Preferred
         Stock, Class C Warrants, and Placement Warrants beneficially owned by the applicable Selling Securityholder.
(6) Assumes that all securities that are registered under the Registration Statement are sold in the Offering. Also, percentage calculation is based on approximately 10,115,434 shares of Common Stock issued and outstanding on the date of this Prospectus Supplement, plus shares of Common Stock issuable upon exercise of rights to purchase shares of Common Stock exercisable with 60 days of the date of this Prospectus Supplement, held by the Selling Securityholder in question.
*        Less than 1%
** Represents the aggregate number of shares of (i) Common Stock issuable upon the conversion of the Series B' Preferred Stock issuable upon exercise of the Preferred Stock Warrants and (ii) Common Stock issuable upon exercise of the Common Stock Warrants.

         Each Selling Securityholder will be entitled to receive all of the proceeds from the future sale of his, her or its respective shares of Common Stock. Except for the costs of including such shares of Common Stock within the Registration Statement, which costs are borne by the Company, the Selling Securityholders will bear all expenses of any offering by them of their Underlying Common, including the costs of their counsel and any sales commissions incurred.

         Except as noted below, none of the Selling Securityholders named in the preceding table has had any position, office or other material relationship with the Company or any of its predecessors or affiliates within the past three (3) years. Paramount Capital, Inc. was the placement agent for the Series A Convertible Preferred Stock and the Series B' Preferred Stock offerings. The following Selling Securityholders are registered representatives and/or employees of Paramount Capital, Inc.: Lindsay A. Rosenwald (sole shareholder of Paramount Capital, Inc.), Michael S. Weiss, Wayne L. Rubin, Joseph Edelman, David Walner, Lauren Youner, Joseph Fabiani, Deborah Soloman, A. Joseph Rudick, Jr., Bernard Gross, Jeffrey Levine, Stephen McDermott, Tim McInerney, Karl Ruggeberg, Scott Katzmann, Peter M. Kash, Martin Kratchman, Dian Griesel and Mark Abeshouse. Jerry B. Hook, Ph.D. is the President and Chief Executive Officer of the Company. Dr. William McCulloch is the former Senior Vice President, Research and Development of the Company. Ronald H. Spair is Vice President, Chief Financial Officer and Secretary of the Company. Americorp Securities, Inc. and T.L. Lawrence were the underwriters of the Company's initial public offering. Yale is the licensor of certain of the Company's technology.

         The Selling Securityholders may sell the shares of Common Stock at any time on or after the date hereof.


     THE SECURITIES OFFERED HEREBY INVOLVE A HIGH DEGREE OF RISK. SEE "RISK
                 FACTORS" BEGINNING ON PAGE 6 OF THE PROSPECTUS.

                              --------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                 COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                  COMMISSION OR ANY STATE SECURITIES COMMISSION
                     PASSED UPON THE ACCURACY OR ADEQUACY OF
                     THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

          The date of this Prospectus Supplement is September 12, 1997.

                                      -12-